Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2024
Statement [line items]
Summary of liabilities - contingent consideration

	2024 A$’000	2023 A$’000

Current Liabilities

Contingent consideration - Paxalisib	—	750
Contingent consideration - EVT801	3,253	—

	3,253	750

Non-current Liabilities
Contingent consideration - paxalisib	1,266	654
Contingent consideration - EVT801	2,486	5,467

	3,752	6,121

	7,005	6,871

Summary of reconciliation of contingent consideration

	Consolidated
	2024	2023
	$	$

Contingent consideration at start of period (current and non-current)	6,871	8,968
Payment of EVT801 milestone	—	—
Interest accretion	339	594
Effect of exchange rates on contingent consideration	(86)	697
Gain on remeasurement of contingent consideration	(119)	(3,388)

	7,005	6,871